Fair Values of Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Gains or losses in earnings attributable to the change in unrealized gains or losses	$ 0
Carrying value of an impaired loan	4,396,293	$ 7,064,185
Impaired loans, allowance for loan losses	442,589	786,893
Fair value adjustment to OREO due to declines or impairment after foreclosure	$ 234,042	$ 220,419